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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier                 New York, New York            October 30, 2009
---------------------            --------------------           ----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                         ------------------

Form 13F Information Table Entry Total:                                  21
                                                         ------------------

Form 13F Information Table Value Total:                            $197,277
                                                         ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ---------------------------        ------------------

         None.


                                                        Para Advisors, LLC.
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2009



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                Fair Market
                                                   Value    Shares or
                         Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                     Class        Number   thousands)   Amount  PRN Call  Sole Defined Other  Managers   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
SERVICES                    CL A       008190100   $8,126     150,000 SH  Call  Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION                 COM        060505104   $4,230     250,000 SH        Sole                          250,000
------------------------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC         COM        075811109   $5,171      75,000 SH        Sole                           75,000
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN
SANTE FE                    COM        12189T104   $3,992      50,000 SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC           COM        125269100   $4,312      50,000 SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC                 COM        231021106   $6,722     150,000 SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------
EATON CORP                  COM        278058102   $8,489     150,000 SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------
FMC CORP                    COM NEW    302491303   $5,625     100,000 SH        Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL                 COM        364760108   $5,350     250,000 SH        Sole                          250,000
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW      COM        38388F108   $3,261     150,000 SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------
                            RUSSELL
ISHARES TR INDEX            2000       464287655   $90,360  1,500,000 SH  Put   Sole                        1,500,000
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP        COM        517834107   $1,684     100,000 SH        Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP          COM        576206106   $2,789     100,000 SH        Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                   COM        61945A107   $7,211     150,000 SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO
INC                         COM        637071101   $4,313     100,000 SH        Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD   CL A       G67743107   $1,727     150,000 SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP        COM        806605101   $9,888     350,000 SH        Sole                          350,000
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC              COM        880915103   $1,734      50,000 SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL AMERICAN CORP     COM        913377107   $1,884     200,000 SH        Sole                          200,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                Fair Market
                                                   Value    Shares or
                         Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                     Class        Number   thousands)   Amount  PRN Call  Sole Defined Other  Managers   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
WYETH                       COM        983024100   $12,145    250,000 SH        Sole                          250,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC              COM        98385X106   $8,264     200,000 SH        Sole                          200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                            $197,277
(in thousands)
